Note 2 - Going Concern (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Income (Loss)	$ (812,089)	$ (1,120,711)	$ (1,685,612)	$ (1,969,637)	$ (3,827,913)	$ (2,266,048)
Retained Earnings (Accumulated Deficit)	(47,383,090)		(47,383,090)		(45,722,829)	(22,022,915)
Working Capital Deficit	2,700,000		2,700,000		2,600,000
Attributable to Operating Losses [Member]
Retained Earnings (Accumulated Deficit)	(16,600,000)		(16,600,000)		(14,800,000)
Attributable to Non-Cash Derivative Liability Accounting [Member]
Retained Earnings (Accumulated Deficit)	$ (30,800,000)		$ (30,800,000)		$ (30,900,000)